UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   1666 Connecticut Avenue, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20009
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    28-05225
                            -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 387-5035
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            October 20, 2000
---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      93
                                           ------------

Form 13F Information Table Value Total:      $373,062
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

AES Corporation                  COM        00130H105     2329     34000  SH         SOLE                  23200           10800
                                                           233      3400  SH         OTHER                                  3400
AT&T Corp.                       COM        001957109     2063     70235  SH         SOLE                  53735           16500
                                                            44      1500  SH         OTHER                                  1500
Abbott Laboratories              COM        002824100     3520     74000  SH         SOLE                  74000
                                                           380      8000  SH         OTHER                                  8000
Agilent Technologies             COM        00846U101     3214     65672  SH         SOLE                  64186            1486
Air Products & Chemicals, Inc.   COM        009158106     4320    120000  SH         SOLE                 120000
American Express Company         COM        025816109      255      4200  SH         OTHER                                  4200
American Home Products           COM        026609107      667     11800  SH         SOLE                                  11800
                                                           362      6400  SH         OTHER                                  6400
American International Group     COM        026874107    17360    181420  SH         SOLE                 181420
Automatic Data Processing        COM        053015103     2675     40000  SH         SOLE                  40000
BP Amoco PLC                     COM        055622104     2693     50814  SH         SOLE                  50814
                                                           340      6406  SH         OTHER                                  6406
Bank of America Corp.            COM        060505104     2199     41983  SH         SOLE                  41983
Bank of New York                 COM        064057102     5309     94700  SH         SOLE                  94700
                                                            34       600  SH         OTHER                                   600
BellSouth Corp.                  COM        079860102     2946     73200  SH         SOLE                  73200
Bristol Myers Co.                COM        110122108      897     15706  SH         SOLE                   5600           10106
                                                           228      4000  SH         OTHER                                  4000
Chase Manhattan Corp.            COM        16161A108     5745    124380  SH         SOLE                 124380
Chiron                           COM        170040109     1800     40000  SH         SOLE                  40000
Cisco Systems                    COM        17275R102    39536    715578  SH         SOLE                 668298           47280
Citigroup, Inc.                  COM        172967101    14400    266349  SH         SOLE                 266349
Clear Channel Communications     COM        184502102     5760    101950  SH         SOLE                  94650            7300
                                                           119      2100  SH         OTHER                                  2100
Cornerstone Propane Partners,    COM        218916104      238     16000  SH         SOLE                  16000
Dell Computer Corp.              COM        247025109     1541     50000  SH         SOLE                  50000
Digene Corporation               COM        253752109    16734    464827  SH         SOLE                 413528           51299
                                                           108      3000  SH         OTHER                                  3000
Dover Corp.                      COM        260003108     3201     68200  SH         SOLE                  68200
E. I. duPont de Nemours & Co.    COM        263534109     1353     32655  SH         SOLE                  32655
Eli Lilly                        COM        532457108      260      3200  SH         OTHER                                  3200
Exxon Mobil                      COM        30231G102     9947    111604  SH         SOLE                 103804            7800
                                                           766      8600  SH         OTHER                                  8600
Ford Motor Company               COM        345370100     5819    229877  SH         SOLE                 213796           16081
                                                           146      5767  SH         OTHER                                  5767
General Electric Co.             COM        369604103    33072    573300  SH         SOLE                 566265            7035
                                                          1415     24528  SH         OTHER                                 24528
Halliburton Company              COM        406216101     1590     32500  SH         SOLE                  32500
Hewlett Packard                  COM        428236103    16820    173400  SH         SOLE                 168300            5100
IBM                              COM        459200101     4242     37704  SH         SOLE                  33652            4052
                                                           120      1064  SH         OTHER                                  1064
Intel Corp.                      COM        458140100    17286    415900  SH         SOLE                 370700           45200
                                                           565     13600  SH         OTHER                                 13600
Interpublic Group Cos.           COM        460690100     7153    210000  SH         SOLE                 210000
Johnson & Johnson                COM        478160104    13465    143341  SH         SOLE                 132856           10485
KLA Tencor Corp.                 COM        482480100      441     10700  SH         SOLE                   5700            5000
                                                            33       800  SH         OTHER                                   800
Keane Inc.                       COM        486665102      992     57000  SH         SOLE                  42800           14200
                                                           113      6500  SH         OTHER                                  6500
Lucent Technologies Inc.         COM        549463107     2351     76916  SH         SOLE                  62116           14800
                                                            67      2200  SH         OTHER                                  2200
Merck & Co., Inc.                COM        589331107    13074    175633  SH         SOLE                 160315           15318
                                                           581      7800  SH         OTHER                                  7800
Microsoft Corp.                  COM        594918104    10409    172580  SH         SOLE                 162580           10000
                                                           482      8000  SH         OTHER                                  8000
Morgan Stanley Dean Witter       COM        617446448      178      1948  SH         SOLE                   1948
                                                            57       624  SH         OTHER                                   624
Motorola, Inc.                   COM        620076109     1911     67640  SH         SOLE                  48140           19500
National City Corp.              COM        635405103     2581    116668  SH         SOLE                  82800           33868
                                                           221     10000  SH         OTHER                                 10000
Nokia Corp. ADR                  COM        654902204     3440     86400  SH         SOLE                  86400
PepsiCo Inc.                     COM        713448108     3491     75900  SH         SOLE                  75900
Pfizer, Inc.                     COM        717081103     8778    195348  SH         SOLE                 195348
Procter & Gamble Company         COM        742718109     4985     74400  SH         SOLE                  74400
Progressive Corp.-Ohio           COM        743315103     1629     19895  SH         SOLE                  12295            7600
                                                           156      1900  SH         OTHER                                  1900
Royal Dutch Petroleum            COM        780257804    12659    211200  SH         SOLE                 205200            6000
SBC Communications, Inc.         COM        78387G103     4921     98418  SH         SOLE                  98418
Schering-Plough Corp.            COM        806605101     6026    129600  SH         SOLE                 129600
SmithKline Beecham PLC ADR       COM        832378301     3514     51200  SH         SOLE                  51200
Sprint Corporation               COM        852061100     1172     40000  SH         SOLE                  40000
Sprint PCS Group                 COM        852061506      701     20000  SH         SOLE                  20000
Stryker Corp.                    COM        863667101    10626    247480  SH         SOLE                 179400           68080
                                                           429     10000  SH         OTHER                                 10000
Sun Microsystems                 COM        866810104      700      6000  SH         OTHER                                  6000
T. Rowe Price & Associates       COM        741477103     8824    188000  SH         SOLE                 188000
Tellabs Inc.                     COM        879664100     2493     52200  SH         SOLE                  38400           13800
                                                           201      4200  SH         OTHER                                  4200
Vertex                           COM        92532F100     1504     17800  SH         SOLE                  11800            6000
Viacom Inc., Class B             COM        925524308     1848     31594  SH         SOLE                  31594
Visteon Corp.                    COM        92839U107      262     17336  SH         SOLE                  16136            1200
                                                             5       300  SH         OTHER                                   300
Wachovia Corp.                   COM        929771103     1531     27000  SH         SOLE                  27000
Washington Post 'B'              COM        939640108      528      1000  SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102      429      8000  SH         SOLE                   8000
                                                            16       300  SH         OTHER                                   300
WorldCom Inc.                    COM        98157D106     2012     66237  SH         SOLE                  66237
Banco Bilbao Vizcaya Intl. Ltd   PFD        059456301      646     28000  SH         SOLE                  28000
HSBC Bank, Pfd. C                PFD        44328M815      608     25000  SH         SOLE                  17000            8000
                                                           170      7000  SH         OTHER                                  7000